Condensed unaudited financial information of the parent company (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash	$ 1,038,819	$ 6,293,415
Other receivables	99,405	133,266
Escrow	4,896,932
Prepayments and other current assets	202,054	511,385
Short-term investment	6,704,029	7,091,939	$ 0
Total current assets	13,373,531	20,367,735
Total assets	16,634,271	28,478,404
EQUITY
Common Stock, Value, Issued	95,467	25,467
Additional paid-in capital	33,737,276	26,783,333
Statutory reserves	449,136	449,136
(Accumulated deficits) Retained earnings	(28,066,415)	(12,799,436)
Accumulated other comprehensive income	361,655	592,218
Total equity	6,501,682	15,900,870	8,131,295	$ 3,594,555
Total liabilities and equity	16,634,271	28,478,404
General and administrative expenses	(7,040,141)	(5,950,329)	(1,712,034)
Other Income, net	(431,118)	679,875	180,051
Net (loss) income	(15,266,979)	(13,872,232)	3,998,274
Comprehensive (loss) income	(15,497,542)	(13,774,060)	4,462,995
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(16,186,085)	(14,225,913)	4,060,160
Adjustments to reconcile net loss to net cash used in operating activities:
Gain from short-term investment	387,910	(165,713)
Share-based compensation	10,133	140,467
Imputed interest expense	1,250,000
Change in operating assets and liabilities
Net cash used in operating activities	(5,233,871)	(7,539,235)	1,530,698
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of short-term investment		(15,000,000)
Cash deposited in escrow account	4,800,000
Short-term investment		8,073,774
Net cash used in investing activities	(5,270,805)	(10,363,252)	(3,242,564)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of ordinary shares in initial public offering		22,846,983
Payments of offering cost		1,382,040	233,382
Net proceeds from issuance of convertible bonds	5,000,000
Net proceeds from issuance of PIPEs	763,810
Proceed from IPO placed in escrow		(600,000)
Net cash provided by financing activities	5,539,097	22,336,927	(233,382)
CHANGES IN CASH	(5,254,596)	4,610,889	(1,826,894)
Parent Company [Member]
CURRENT ASSETS
Cash	209,561	2,623,916
Other receivables
Escrow	4,896,932
Prepayments and other current assets		20,000
Due from VIE	421,923
Due from subsidiaries	13,592,004	10,999,973
Short-term investment	6,704,029	7,091,939
Total current assets	25,824,449	20,735,828
Total assets	25,824,449	21,335,828
LIABILITIES
Deficit of investment in subsidiaries	19,247,330	6,285,110
EQUITY
Common Stock, Value, Issued	95,467	25,467
Additional paid-in capital	33,737,276	26,783,333
Statutory reserves	449,136	449,136
(Accumulated deficits) Retained earnings	(28,066,415)	(12,799,436)
Accumulated other comprehensive income	361,655	592,218
Total equity	6,577,119	15,050,718
Total liabilities and equity	25,824,449	21,335,828
General and administrative expenses	897,411	797,334
Other Income, net	(1,637,911)	165,713
Equity of losses in subsidiaries	(12,731,657)	13,240,611	3,998,274
Net (loss) income	(15,266,979)	13,872,232	3,998,274
Foreign currency translation adjustment	(230,563)	98,172	464,721
Comprehensive (loss) income	(15,497,542)	13,774,060	4,462,995
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(15,266,979)	(13,872,232)	3,998,274
Adjustments to reconcile net loss to net cash used in operating activities:
Gain from short-term investment	387,910	(165,713)
Equity loss (income) of subsidiaries	12,731,657	13,240,611	(3,998,274)
Share-based compensation	10,133	140,467
Imputed interest expense	1,250,000
Change in operating assets and liabilities
Prepayments	20,000	(20,000)
Due from subsidiaries	(2,542,000)	(10,999,973)
Net cash used in operating activities	(3,409,279)	(11,676,840)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of short-term investment		15,000,000
Cash deposited in escrow account	(4,800,000)
Short-term investment		8,073,774
Net cash used in investing activities	(4,800,000)	(6,926,226)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of ordinary shares in initial public offering		22,846,983
Payments of offering cost		(1,020,001)
Net proceeds from issuance of convertible bonds	5,000,000
Net proceeds from issuance of PIPEs	291,856
Proceed from IPO placed in escrow	503,068	(600,000)
Net cash provided by financing activities	5,794,924	21,226,982
CHANGES IN CASH	(2,414,355)	2,623,916
CASH, beginning of year	2,623,916
CASH, end of year	$ 209,561	$ 2,623,916